Schedule Of Fair Value and Allocation Between Share Capital and Contributed Surplus (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Balance at beginning (in shares)	13,069,567	195,647
Opening balance	$ 86,606,375	$ 54,994,088
Issue of share capital (in shares)	15,149	12,860,587
Issue of share capital	$ 47,796	$ 31,364,312
Convertible Debenture		$ (142,571)
Issuance Of Conversion Of Convertible Instruments		13,333
Increase (decrease) through conversion of convertible instruments, equity		$ 390,546
Balance at ending (in shares)	13,084,716	13,069,567
Closing balance	$ 86,654,171	$ 86,606,375